Condensed Consolidated Interim Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 1,130	[1]	$ 5,194	[1]
Trade receivables, net	2,232	[2]	3,839	[2]
Other current assets	505		237
Inventories	4,356		3,647
Total Current Assets	8,223		12,917
Assets held for severance benefits	1,246		1,161
Property and equipment, net	474		500
Total non-Current Assets	1,720		1,661
Total Assets	9,943		14,578
Current Liabilities:
Trade payables	1,196		1,878
Other payables and accrued liabilities	1,801		1,933
Total Current Liabilities	2,997		3,811
Principle shareholder convertible loan	2,000		2,000
Liability in respect of employees' severance benefits	1,482		1,338
Total of non-Current Liabilities	3,482		3,338
Total Liabilities	6,479		7,149
Shareholders' Equity:
Share capital	2,782		2,782
Treasury stock	(27)		(27)
Additional paid-in capital	67,460		66,942
Accumulated deficit	(66,751)		(62,268)
Total Shareholders' Equity	3,464		7,429
Total Liabilities and Shareholders' Equity	$ 9,943		$ 14,578

[1]	As of June 30, 2014 $56,000 is deposited in NIS bearing an average annual interest of 0.7%. An amount of $42,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee. As of December 31, 2013 $56,000 is deposited in NIS bearing an average annual interest of 0.15%. An amount of $42,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.
[2]	Includes balances in the amounts of $200,000 and $398,000 with related parties as of June 30, 2014 and December 31, 2013, respectively and net of the allowance for doubtful accounts in the amount of $787,000 and $615,000 as of June 30, 2014 and December 31, 2013, respectively.